Revenue and segmental information	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Revenue And Segmental Information
Revenue and segmental information

4 Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the board of directors of the Company (the “Board”), which is the Group’s chief operating decision maker.

Management analyzes our business in five reportable segments: Critical Power Services, Electric Vehicles, Sustainable Energy Solutions, Solar Development and Corporate Office. Critical Power Services is represented by VivoPower’s wholly owned-subsidiary Aevitas. In turn, Aevitas wholly owned Kenshaw Electrical Pty Limited (“Kenshaw”) and Kenshaw Solar Pty Ltd (previously J.A. Martin) (“Aevitas Solar”), both of which operate in Australia with a focus on the design, supply, installation and maintenance of critical power, control and distribution systems, including for solar farms. J.A. Martin and NDT Services were sold in July 2022 and Kenshaw Electrical was sold in July 2024. Electric Vehicles is represented by Tembo e-LV B.V. (“Tembo Netherlands”) and Tembo EV Australia Pty Ltd (“Tembo Australia”), (in combination “Tembo”) a specialist battery-electric and off-road vehicle company delivering electric vehicles (“EV”) for mining and other industrial customers globally. Sustainable Energy Solutions (“SES”) is the design, evaluation, sale and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs. Solar Development is represented by Caret and comprises three active utility-scale solar projects under development in the United States. Corporate Office is the Company’s corporate functions, including costs to maintain the Nasdaq public company listing, comply with applicable SEC reporting requirements, and related investor relations and is located in the U.K.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue from continuing operations by product and service as of half year ended December 31, 2024 is as follows:

	Six months ended December 31
(US dollars in thousands)	2024	2023
	unaudited	audited
Electrical products and related services	-	-
Electric vehicles & related products & services	63	-
Total revenue	63	-

Revenue from continuing operations in the first six months ending December 31, 2024, was $0.01 million, up from nil in the first half of the prior fiscal year.

Revenue in Electric Vehicle division was recognized in the Australian business during the half year ended 31 December, 2024.

Revenue in Electric Vehicle division was not recognized during the half year ended 31 December 2023 notwithstanding the receipt of some deposits for orders. This reflects a conservative accounting policy that only recognizes revenue upon full deliver of the vehicles. In addition, it reflects the cessation of non-electric vehicle related revenues (that formed part of the legacy Tembo business).

Revenue from continuing operations by geographic location is follows:

	Six months ended December 31
(US dollars in thousands)	2024	2023
Australia	63	-
Netherlands	-	-
United States	-	-
Total revenue	63	-

4.2	Operating segments

a)	Segment results of operations

Results of operations by reportable segment are as follows:

	Continuing operations						Discontinued operations
Six months ended December 31, 2024 (US dollars in thousands)	Critical Power Services	Electric Vehicle	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	-	63	-	-	-	63	-	63
Costs of sales:
COS - Edenvale	-					-		-
Other cost of sales	-	(63)	-	-	-	(63)	-	(63)
Total Cost of Sales	-	(63)	-	-	-	(63)	-	(63)
Gross profit	-	-	-	-	-	-	-	-
General and administrative expenses	(8)	(720)	(11)	(54)	(1,557)	(2,350)	-	(2,350)
Gain/(loss) on solar development	-	-	-	16	-	16	1,688	1,704
Other income	-	-	-	-	-	-	-	-
Depreciation and amortization	-	(235)	-	(1)	(1)	(237)	-	(237)
Operating loss	(8)	(955)	(11)	(39)	(1,558)	(2,571)	1,688	(883)
Restructuring & other non-recurring costs	-	-	4	-	-	4	-	4
Finance income	-	-	-	-	-	-	-	-
Finance expense	(187)	(532)	-	2	(2,499)	(3,216)	-	(3,216)
Loss before income tax	(195)	(1,487)	(7)	(37)	(4,057)	(5,783)	1,688	(4,095)
Income tax	-	(380)	-	-	(1)	(381)	-	(381)
Loss for the period	(195)	(1,867)	(7)	(37)	(4,058)	(6,164)	1,688	(4,476)

	Continuing operations						Discontinued
Six months ended December 31, 2023	Critical Power Services	Electric Vehicle	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	-	-	-	-	-	-	5,910	5,910
Costs of sales:	-	-	-	-	-	-	-
COVID 19 disruption	-	-	-	-	-	-	-	-
Other cost of sales	(16)	-	-	-	-	(16)	(5,357)	(5,373)
Total Cost of Sales	(16)	-	-	-	-	(16)	(5,357)	(5,373)
Gross profit	(16)	-	-	-	-	(16)	553	537
General and administrative expenses	(49)	(748)	(30)	(172)	(2,739)	(3,738)	(612)	(4,350)
Gain/(loss) on solar development	-	-	-	-	-	-	-	-
Other income	47	-	-	(49)	-	(2)	48	46
Depreciation and amortization	(221)	(335)	-	(2)	(5)	(563)	(143)	(706)
Operating loss	(239)	(1,083)	(30)	(223)	(2,744)	(4,319)	(154)	(4,473)
Restructuring & other non-recurring costs	-	-	(1,261)	-	-	(1,261)	-	(1,261)
Finance income	7	-	-	-	-	7	-	7
Finance expense	(1,752)	(137)	-	(27)	(239)	(2,155)	(142)	(2,297)
Loss before income tax	(1,984)	(1,220)	(1,291)	(250)	(2,983)	(7,728)	(296)	(8,024)
Income tax	-	196	-	-	-	196	-	196
Loss for the period	(1,984)	(1,024)	(1,291)	(250)	(2,983)	(7,532)	(296)	(7,828)

4 Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the board of directors of the Company (the “Board”), which is the Group’s chief operating decision maker.

Management analyzes our business in five reportable segments: Critical Power Services, Electric Vehicles, Sustainable Energy Solutions, Solar Development and Corporate Office. Critical Power Services is represented by VivoPower’s wholly owned subsidiary Aevitas. In turn, Aevitas wholly owns Kenshaw Solar Pty Ltd (previously J.A. Martin) (“Aevitas Solar”) and Kenshaw Electrical Pty Limited (“Kenshaw”), both of which operate in Australia with a focus on the design, supply, installation and maintenance of critical power, control and distribution systems, including for solar farms.

Electric Vehicles is represented by Tembo e-LV B.V. (“Tembo”), a Netherlands-based specialist battery-electric and off-road vehicle company delivering electric vehicles (“EV”) for mining and other rugged industrial customers globally; Tembo also includes Tembo EV Pty Ltd based in Australia that recently launched the Tembo Tusker electric pickup truck in Australia and New Zealand and Tembo Technologies Pty Ltd. That is developing an all-electric Jeepney for the Philippines transport market. For FY24, there was no revenue recognised from either Tembo EV Pty Ltd or Tembo Technologies Pty Ltd.

Sustainable Energy Solutions (“SES”) is the design, evaluation, sale and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs.

Solar Development is represented by Caret in the United States. Corporate Office is the Company’s corporate functions, including costs to maintain the Nasdaq public company listing, comply with applicable SEC reporting requirements, and related investor relations and is located in the U.K.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australia	-	2,591	8,670
Netherlands	16	1,464	1,490
Total revenues	16	4,055	10,160

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Electrical products and related services	-	2,591	8,670
Vehicle spec conversion	-	-	789
Conversion kits	16	1,394	301
Accessories	-	70	400
Total revenues	16	4,055	10,160

The Group had one customer representing more than 10% of revenue for the year ended June 30, 2024 (year ended June 30, 2023: 1; year ended June 30, 2022: none).

4.2	Operating segments

a)	Segment results of operations

Results of operations by reportable segment are as follows:

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2024 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains/(losses)	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	(48,315)	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2023 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	2,591	-	1,464	-	-	4,055	11,005	15,060
Costs of sales - other	(2,722)	-	(1,572)	-	-	(4,294)	(9,178)	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(3,981)	-	(108)	-	-	(4,089)	1,827	(2,262)
General and administrative expenses	(195)	(297)	(1,005)	(367)	(4,561)	(6,425)	(1,195)	(7,620)
Gain/(loss) on solar development	1	-	-	30	-	31	(4,208)	(4,177)
Other income	13	69	-	-	-	82	37	119
Depreciation and amortization	(653)	-	(673)	(3)	(10)	(1,339)	(242)	(1,581)
Operating loss	(4,815)	(228)	(1,786)	(340)	(4,571)	(11,740)	(3,781)	(15,521)
Restructuring and other non-recurring costs	-	-	200	-	(1,862)	(1,662)	(1)	(1,663)
Impairment loss			(414)		(7)	(421)	-	(421)
Finance expense - net	(6,314)	(34)	936	(50)	(221)	(5,683)	(527)	(6,210)
Profit/(loss) before income tax	(11,129)	(262)	(1,064)	(390)	(6,661)	(19,506)	(4,309)	(23,815)
Income tax	(638)	-	(40)	119	-	(559)	19	(540)
Loss for the year	(11,767)	(262)	(1,104)	(271)	(6,661)	(20,065)	(4,290)	(24,355)

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2022 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue	8,670	-	1,490	-	-	10,160	27,456	37,616
Costs of sales - other	(7,985)	-	(1,504)	-	-	(9,489)	(24,661)	(34,150)
Cost of sales - non-recurring events	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	(1,196)	-	(14)	-	-	(1,210)	2,795	1,585
General and administrative expenses	(154)	(80)	(2,901)	(1,660)	(7,602)	(12,397)	(2,899)	(15,296)
Other gains/(losses)	62	(139)	-	23	-	(54)	41	(13)
Other income	78	-	-	-	-	78	908	986
Depreciation and amortization	(866)	-	(443)	(3)	(9)	(1,321)	(1,066)	(2,387)
Operating profit/(loss)	(2,076)	(219)	(3,358)	(1,640)	(7,611)	(14,904)	(221)	(15,125)
Restructuring and other non-recurring costs	40	-	(429)	-	(59)	(448)	5	(443)
Finance expense - net	(7,347)	-	(974)	23	(10)	(8,308)	(295)	(8,603)
Profit/(loss) before income tax	(9,383)	(219)	(4,761)	(1,617)	(7,680)	(23,660)	(511)	(24,171)
Income tax	523	-	575	192	(148)	1,142	975	2,117
Loss for the year	(8,860)	(219)	(4,186)	(1,425)	(7,828)	(22,518)	464	(22,054)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,514)	(77,970)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,334)	(40,537)

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746

As at June 30, 2022	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	30,878	22,505	14,202	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(29,200)	(48,042)
Net assets/(liabilities)	17,426	22,128	9,673	685	(28,297)	21,615